Stock Option and Stock Plans	12 Months Ended
Dec. 31, 2021
Stock Option and Stock Plans
Stock Option And Stock Plans

8. Stock Option and Stock Plans

2018 Employee Stock Option Plan (the “2018-ESOP”)

On September 26, 2018, the Board adopted the Company 2018 Employee Stock Option Plan (the “2018-ESOP”), formerly referred to as the “Amarillo Biosciences, Inc., 2018 Employee Stock Option Plan” in prior filings. The 2018-ESOP provides for the grant of Qualified Incentive Stock Options to the Company’s employees. The Board, in its adoption of the 2018-ESOP, directed the Officers to submit the 2018-ESOP to the shareholders for ratification and approval at the next scheduled shareholders meeting. Failure of the ratification and approval of the 2018-ESOP within one year of the effective date renders the qualified options to become nonqualified options for purposes of the U.S Internal Revenue Code. A stockholders meeting was not convened within the one year period and, as a result, any qualified options automatically became non-qualified options effective September 26, 2019.

The 2018-ESOP is administered by the Board or by a committee of directors appointed by the Board (the “Compensation Committee”) as constituted from time to time. The maximum number of shares of common stock which may be issued under the 2018-ESOP is 1,000,000 shares which will be reserved for issuance upon exercise of options.

The option price per share of common stock deliverable upon the exercise of an incentive stock option is 100% of the fair market value of a share on the date of grant. The option price is $0.38 per share and the options are exercisable during a period of ten years from the date of grant, where the options vest 20% annually over five years, commencing one year from date of grant.

Effective as of October 6, 2021, with the adoption by the Board of the 2021 SIP, no further awards may be granted under the 2018-ESOP. As of December 31, 2021, options to acquire 550,000 shares of common stock remained outstanding.

2018 Officers, Directors, Employees, and Consultants Nonqualified Stock Option Plan (the “2018-NQSOP”)

On September 26, 2018, the Board adopted the Company 2018 Officers, Directors, Employees, and Consultants Nonqualified Stock Option Plan (the “2018-NQSOP”), formerly referred to as the “Amarillo Biosciences, Inc., 2018 Officers, Directors, Employees, and Consultants Nonqualified Stock Option Plan” in prior filings. The 2018-NQSOP provides for the grant of nonqualified incentive stock options to employees. The 2018-NQSOP is administered by the Board or by the Compensation Committee as constituted from time to time. The maximum number of shares of common stock which may be issued under the 2018-NQSOP is 4,000,000 which will be reserved for issuance upon exercise of options. The option price for the nonqualified options is $0.382 exercisable for a period of ten years, with a vesting period of five years at 20% per year commencing one year from date of grant.

Effective as of October 6, 2021, with the adoption by the Board of the 2021 SIP, no further awards may be granted under the 2018-NQSOP. As of December 31, 2021, options to acquire 550,000 shares of common stock remained outstanding.

Equity Compensation Plans Information:

Stock Plans [1]	Issue Date Range	Total Options Authorized	Options Issued		Options Remaining[2]
2018 Employee Stock Option Plan[3,4]	9/26/18 – 9/26/28	1,000,000	950,000		0
2018 Officers, Directors, Employees, and Consultants Nonqualified Stock Option Plan[3]	9/26/18 – 9/26/28	4,000,000	4,495,000	[5]	0

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[1] The Board of Directors has approved all stock, stock option and stock warrant issuances.

[2] Effective October 6, 2021, no further stock option issuance from 2018-ESOP and 2018-NQSOP as per provision in newly adopted 2021 Stock Incentive Plan.

[3] Details of the option plans are also disclosed in Financial Statements footnote 8, Stock Options and Stock Plans.

4 On September 26, 2019, all qualified options under the 2018-ESOP became non-qualified options since the 2018-ESOP was not ratified by the Company’s shareholders within one year of adoption.

[5] 3,844,600 non-qualified options were forfeited as of July 15, 2021, while an additional 500,000 non-qualified options were reissued on August 1, 2021.

A summary of option activity for the years ended December 31, 2020 and December 31, 2021 are presented below.

Date	Number of Options [1]Qualified	Number of Options Nonqualified	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance December 31, 2019	850,000	3,807,000	$0.38	8 years	-
Exercised	-	-	-	-	-
Expired or Forfeited	-	-	-	-	-
Balance December 31, 2020	850,000	3,807,000	$0.38	7 years
Granted 2021	-	500,000	$0.38	10 years
Exercised	20,000	150,400	$0.38	-	-
Expired or Forfeited	780,000	3,656,600	$0.38	-	-
Balance December 31, 2021	50,000	500,000	$0.38	9.54 years	-
Vested as of December 31, 2021	30,000	0	$0.38	6.74 years	-

[1] Because the 2018 Employee Stock Option Plan was not ratified by the Company’s shareholders, the qualified options became non-qualified on September 26, 2019. These totals remain separated since the two different plans are still in existence.

The Company used the Black-Scholes option pricing model to value the option awards with the following assumptions applied: (1) Volatility – 276%; (2) Term – 5 years was chosen although the full option term is 10 years to be more commensurate with the 5-year vesting portion of the plan; (3) Discount – 2.96%.

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2 See footnote 4 above.

As of December 31, 2021, there is $410,022 in unrecognized option expense that will be recognized over the next 2.58 years.

2021 Employee Stock Purchase Plan

On September 28, 2021, the Board approved the 2021 Employee Stock Purchase Plan (the “2021 ESPP” or “Plan”). The purpose of the 2021 ESPP is to provide an opportunity for eligible employees of the company and its designated companies (as defined in the Plan) to purchase common stock at a discount through voluntary contributions, thereby attracting, retaining and rewarding such persons and strengthening the mutuality of interest between such persons and the Company’s stockholders. The Company intends for offerings under the Plan to qualify as an “employee stock purchase plan” under Section 423 of the Code; provided, that the Plan administrator may also authorize the grant of rights under offerings that are not intended to comply with the requirements of Section 423, pursuant to any rules, procedures, agreements, appendices, or sub-plans adopted by the administrator. Subject to adjustments as provided in the Plan, the maximum number of shares of common stock that may be issued under the Plan may not exceed 750,000 shares. Such shares may be authorized but unissued shares, treasury shares or shares purchased in the open market. The Plan is be subject to approval by the Company’s stockholders within twelve months after the date of Board approval. The Plan will become effective on the date that stockholder approval is obtained, and will continue in effect until it expires on the tenth anniversary of the effective date of the Plan, unless terminated earlier.

2021 Stock Incentive Plan

On September 28, 2021, the Board approved the 2021 Stock Incentive Plan (the “2021 SIP” or “Plan”). The purpose of the 2021 SIP is to provide a means through which the Company, and the other members of the Company Group, defined by Section 2(n) of the Plan as the Company and its subsidiaries, and any other affiliate of the Company designated as a member of the Company Group by the Committee, may attract and retain key personnel, and to provide a means whereby directors, officers, employees, consultants and advisors of the Company and the other members of the Company Group can acquire and maintain an equity interest in the Company, or be paid incentive compensation measured by reference to the value of common stock, thereby strengthening their commitment to the interests of the Company Group and aligning their interests with those of the Company’s stockholders. The types of awards that may be granted from the Plan include individually or collectively, any Incentive Stock Option, Nonqualified Stock Option, Stock Appreciation Right, Restricted Stock, Restricted Stock Unit, Dividend Equivalent Rights and Other Equity-Based Award granted under the Plan. The Plan will be effective upon shareholder approval. The expiration date of the Plan, on and after which date no awards may be granted, will be the tenth anniversary of the date of Board approval of the Plan, provided, however, that such expiration will not affect awards then outstanding, and the terms and conditions of the Plan will continue to apply to such Awards. The aggregate number of shares which may be issued pursuant to awards under the Plan is 20,000,000 shares of Common Stock (the “Plan Share Reserve”), subject to adjustments as provided in the Plan. The number of shares underlying any award granted under 2018 ESOP or 2018 NQSOP (the “Prior Plans”) that expires, terminates or is canceled or forfeited for any reason whatsoever under the terms of the Prior Plans, will increase the Plan Share Reserve. Each Award granted under the Plan will reduce the Plan Share Reserve by the number of shares underlying the award. No more than 10,000,000 shares may be issued in the aggregate pursuant to the exercise of incentive stock options granted under the Plan. The maximum number of shares subject to awards granted during a single fiscal year to any non-employee director, taken together with any cash fees paid to such director during the fiscal year, will not exceed $600,000 in total value (calculating the value of any such awards based on their grant date fair value for financial reporting purposes).